Performance Management - RiverNorth Active Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied overtime and by showing how the Fund’s average annual total returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of the RiverNorth Core Opportunity Fund, a series of RiverNorth Funds (the “Predecessor Fund”), in a reorganization (the “Reorganization”) of the Predecessor Fund on August 1, 2025. The Fund has adopted the financial statements of the Predecessor Fund, as the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Class R shares of the Predecessor Fund for periods prior to the Reorganization. Note that the Fund is managed by a new investment adviser using substantially the same investment strategies as employed for the Predecessor Fund. The Fund’s current sub-adviser was the adviser to the Predecessor Fund. In addition, the Fund is an exchange-traded fund, while the Predecessor Fund, prior to the Reorganization, was a mutual fund. Updated performance information is also available on the Fund’s website at www.true-shares.com/cefz.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied overtime and by showing how the Fund’s average annual total returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns During the Time Period Shown in the Bar Chart Highest: 22.84% (quarter ended June 30, 2009) Lowest: -25.51% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	22.84%
Highest Quarterly Return, Date	Jun. 30, 2009
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans, an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception (12/27/06)
Return Before Taxes	17.68%	9.09%	9.10%	7.97%
Return After Taxes on Distributions	13.91%	5.44%	5.47%	5.18%
Return After Taxes on Distributions and Sale of Shares	10.33%	5.42%	5.76%	5.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	-	10.71%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	0.36%	2.01%	3.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans, an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com/cefz